UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21624
Allianz Variable Insurance Products Fund of Funds Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN	55416-1297

(Address of principal executive offices)	(Zip code)
Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219-8000

(Name and address of agent for service)
Registrant’s telephone number, including area code 877-833-7113
Date of fiscal year end: December 31
Date of reporting period: March 31, 2011

Item 1.	Schedule of Investments.
ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Balanced Index Strategy Fund
Schedules of Portfolio Investments
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Affiliated Investment Companies (99.6%):
10,919,871	AZL Enhanced Bond Index Fund	$115,095,437
2,024,264	AZL International Index Fund	29,250,609
1,020,736	AZL Mid Cap Index Fund	18,026,193
6,889,926	AZL S&P 500 Index Fund, Class 2	63,042,825
920,292	AZL Small Cap Stock Index Fund	9,801,108

Total Affiliated Investment Companies (Cost $208,052,899)		235,216,172

Unaffiliated Investment Company (0.1%):
234,157	Dreyfus Treasury Prime Cash Management, 0.00%(a)	234,157

Total Unaffiliated Investment Company (Cost $234,157)		234,157

Total Investment Securities (Cost $208,287,056)(b)—99.7%		235,450,329
Net other assets (liabilities) — 0.3%		779,970

Net Assets — 100.0%		$236,230,299

Percentages indicated are based on net assets as of March 31, 2011.

(a)	The rate represents the effective yield at March 31, 2011.

(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Schedule of Portfolio Investments
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Affiliated Investment Companies (99.8%):
901,000	AZL Allianz AGIC Opportunity Fund	$13,379,846
2,378,792	AZL BlackRock Capital Appreciation Fund	34,278,389
1,079,624	AZL Columbia Mid Cap Value Fund	9,284,762
1,543,651	AZL Columbia Small Cap Value Fund	17,674,799
5,120,794	AZL Eaton Vance Large Cap Value Fund	43,526,748
2,377,969	AZL International Index Fund	34,361,659
2,809,470	AZL Invesco International Equity Fund	44,192,963
3,477,263	AZL JPMorgan U.S. Equity Fund	34,563,995
1,194,105	AZL MFS Investors Trust Fund	17,816,050
536,361	AZL Mid Cap Index Fund	9,472,130
1,876,103	AZL Morgan Stanley Global Real Estate Fund	17,297,674
586,699	AZL Morgan Stanley Mid Cap Growth Fund	9,111,442
1,738,494	AZL NFJ International Value Fund	26,616,339
2,156,020	AZL Russell 1000 Growth Index Fund	24,988,272
3,808,960	AZL Russell 1000 Value Index Fund	42,431,816
1,010,253	AZL Schroder Emerging Markets Equity Fund, Class 2	9,112,483
7,862,237	AZL Strategic Investments Trust	15,488,607
829,854	AZL Turner Quantitative Small Cap Growth Fund	8,912,628
1,570,626	AZL Van Kampen Growth and Income Fund	17,700,959
1,505,865	PIMCO PVIT CommodityRealReturn Strategy Portfolio	13,944,306
612,049	PIMCO PVIT Emerging Markets Bond Portfolio	8,281,028
1,909,801	PIMCO PVIT Global Bond Portfolio (Unhedged)	25,973,296
4,452,712	PIMCO PVIT High Yield Portfolio	35,087,371
2,693,815	PIMCO PVIT Real Return Portfolio	35,908,552
29,584,532	PIMCO PVIT Total Return Portfolio	328,684,149

Total Affiliated Investment Companies (Cost $776,508,607)		878,090,263

Unaffiliated Investment Company (0.1%):
1,118,246	Dreyfus Treasury Prime Cash Management, 0.00%(a)	1,118,246

Total Unaffiliated Investment Company (Cost $1,118,246)		1,118,246

Total Investment Securities (Cost $777,626,852)(b)—100.0%		879,208,509
Net other assets (liabilities) — 0.0%		349,162

Net Assets — 100.0%		$879,557,671

Percentages indicated are based on net assets as of March 31, 2011.

(a)	The rate represents the effective yield at March 31, 2011.

(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Conservative Fund
Schedule of Portfolio Investments
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Affiliated Investment Companies (99.5%):
78,281	AZL Allianz AGIC Opportunity Fund	$1,162,475
234,161	AZL BlackRock Capital Appreciation Fund	3,374,263
132,768	AZL Columbia Mid Cap Value Fund	1,141,801
154,991	AZL Columbia Small Cap Value Fund	1,774,645
656,961	AZL Eaton Vance Large Cap Value Fund	5,584,168
228,927	AZL International Index Fund	3,307,999
146,635	AZL Invesco International Equity Fund	2,306,571
338,176	AZL JPMorgan U.S. Equity Fund	3,361,471
78,956	AZL MFS Investors Trust Fund	1,178,027
68,658	AZL Mid Cap Index Fund	1,212,505
123,548	AZL Morgan Stanley Global Real Estate Fund	1,139,113
77,035	AZL Morgan Stanley Mid Cap Growth Fund	1,196,348
74,157	AZL NFJ International Value Fund	1,135,337
193,961	AZL Russell 1000 Growth Index Fund	2,248,006
406,580	AZL Russell 1000 Value Index Fund	4,529,306
113,332	AZL Turner Quantitative Small Cap Growth Fund	1,217,181
197,925	AZL Van Kampen Growth and Income Fund	2,230,618
192,138	PIMCO PVIT CommodityRealReturn Strategy Portfolio	1,779,201
81,658	PIMCO PVIT Emerging Markets Bond Portfolio	1,104,838
246,939	PIMCO PVIT Global Bond Portfolio (Unhedged)	3,358,370
713,943	PIMCO PVIT High Yield Portfolio	5,625,874
258,135	PIMCO PVIT Real Return Portfolio	3,440,937
5,367,660	PIMCO PVIT Total Return Portfolio	59,634,703

Total Affiliated Investment Companies (Cost $107,810,656)		113,043,760

Unaffiliated Investment Company (0.3%):
334,591	Dreyfus Treasury Prime Cash Management, 0.00%(a)	334,591

Total Unaffiliated Investment Company (Cost $334,591)		334,591

Total Investment Securities (Cost $108,145,248)(b)—99.7%		113,378,351
Net other assets (liabilities) — 0.3%		288,380

Net Assets — 100.0%		$113,666,731

Percentages indicated are based on net assets as of March 31, 2011.

(a)	The rate represents the effective yield at March 31, 2011.

(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Edge Fund
Schedules of Portfolio Investments
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Affiliated Investment Companies (100.1%):
11,552	AZL Allianz AGIC Opportunity Fund	$171,543
29,877	AZL BlackRock Capital Appreciation Fund	430,528
19,270	AZL Columbia Mid Cap Value Fund	165,723
21,753	AZL Columbia Small Cap Value Fund	249,076
4,999	AZL Dynamic Investments Trust	212,905
48,226	AZL Eaton Vance Large Cap Value Fund	409,920
30,768	AZL International Index Fund	444,602
44,515	AZL Invesco International Equity Fund	700,671
37,018	AZL JPMorgan U.S. Equity Fund	367,958
10,501	AZL MFS Investors Trust Fund	156,674
3,050	AZL Mid Cap Index Fund	53,868
26,448	AZL Morgan Stanley Global Real Estate Fund	243,854
10,601	AZL Morgan Stanley Mid Cap Growth Fund	164,627
32,961	AZL NFJ International Value Fund	504,636
18,671	AZL Russell 1000 Growth Index Fund	216,393
28,766	AZL Russell 1000 Value Index Fund	320,455
16,448	AZL Schroder Emerging Markets Equity Fund, Class 2	148,359
7,823	AZL Turner Quantitative Small Cap Growth Fund	84,017
18,805	AZL Van Kampen Growth and Income Fund	211,934
12,224	PIMCO PVIT CommodityRealReturn Strategy Portfolio	113,191

Total Affiliated Investment Companies (Cost $5,049,454)		5,370,934

Unaffiliated Investment Company (0.0%):
68	Dreyfus Treasury Prime Cash Management, 0.00%(a)	68

Total Unaffiliated Investment Company (Cost $68)		68

Total Investment Securities (Cost $5,049,519)(b)—100.1%		5,371,002
Net other assets (liabilities) — (0.1)%		(5,463)

Net Assets — 100.0%		$5,365,539

Percentages indicated are based on net assets as of March 31, 2011.

(a)	The rate represents the effective yield at March 31, 2011.

(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Schedules of Portfolio Investments
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Affiliated Investment Companies (100.0%):
1,208,272	AZL Allianz AGIC Opportunity Fund	$17,942,832
3,585,254	AZL BlackRock Capital Appreciation Fund	51,663,516
2,050,281	AZL Columbia Mid Cap Value Fund	17,632,415
2,378,020	AZL Columbia Small Cap Value Fund	27,228,332
7,180,012	AZL Eaton Vance Large Cap Value Fund	61,030,104
4,184,867	AZL International Index Fund	60,471,329
5,638,161	AZL Invesco International Equity Fund	88,688,280
5,328,652	AZL JPMorgan U.S. Equity Fund	52,966,804
1,756,101	AZL MFS Investors Trust Fund	26,201,022
531,386	AZL Mid Cap Index Fund	9,384,281
3,821,228	AZL Morgan Stanley Global Real Estate Fund	35,231,725
1,184,283	AZL Morgan Stanley Mid Cap Growth Fund	18,391,922
4,137,025	AZL NFJ International Value Fund	63,337,854
2,455,036	AZL Russell 1000 Growth Index Fund	28,453,866
4,129,259	AZL Russell 1000 Value Index Fund	45,999,948
2,926,574	AZL Schroder Emerging Markets Equity Fund, Class 2	26,397,699
12,321,249	AZL Strategic Investments Trust	24,272,861
867,354	AZL Turner Quantitative Small Cap Growth Fund	9,315,377
2,306,655	AZL Van Kampen Growth and Income Fund	25,995,997
2,029,608	PIMCO PVIT CommodityRealReturn Strategy Portfolio	18,794,168
619,521	PIMCO PVIT Emerging Markets Bond Portfolio	8,382,116
1,887,338	PIMCO PVIT Global Bond Portfolio (Unhedged)	25,667,799
2,226,805	PIMCO PVIT High Yield Portfolio	17,547,220
2,714,188	PIMCO PVIT Real Return Portfolio	36,180,125
7,723,127	PIMCO PVIT Total Return Portfolio	85,803,943

Total Affiliated Investment Companies (Cost $737,011,367)		882,981,535

Unaffiliated Investment Company (0.4%):
3,275,377	Dreyfus Treasury Prime Cash Management, 0.00%(a)	3,275,377

Total Unaffiliated Investment Company (Cost $3,275,377)		3,275,377

Total Investment Securities (Cost $740,286,744)(b)—100.3%		886,256,912
Net other assets (liabilities) — (0.3)%		(3,065,873)

Net Assets — 100.0%		$883,191,039

Percentages indicated are based on net assets as of March 31, 2011.

(a)	The rate represents the effective yield at March 31, 2011.

(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Schedules of Portfolio Investments
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Affiliated Investment Companies (99.9%):
2,356,007	AZL Allianz AGIC Opportunity Fund	$34,986,701
5,834,256	AZL BlackRock Capital Appreciation Fund	84,071,633
3,153,820	AZL Columbia Mid Cap Value Fund	27,122,852
4,540,951	AZL Columbia Small Cap Value Fund	51,993,889
14,023,400	AZL Eaton Vance Large Cap Value Fund	119,198,900
6,995,064	AZL International Index Fund	101,078,679
7,736,010	AZL Invesco International Equity Fund	121,687,440
8,665,154	AZL JPMorgan U.S. Equity Fund	86,131,632
2,334,423	AZL MFS Investors Trust Fund	34,829,598
1,043,169	AZL Mid Cap Index Fund	18,422,361
5,452,647	AZL Morgan Stanley Global Real Estate Fund	50,273,409
1,779,974	AZL Morgan Stanley Mid Cap Growth Fund	27,642,990
5,680,895	AZL NFJ International Value Fund	86,974,502
4,511,824	AZL Russell 1000 Growth Index Fund	52,292,038
7,814,545	AZL Russell 1000 Value Index Fund	87,054,030
2,954,689	AZL Schroder Emerging Markets Equity Fund, Class 2	26,651,293
17,676,354	AZL Strategic Investments Trust	34,822,417
1,627,259	AZL Turner Quantitative Small Cap Growth Fund	17,476,765
3,069,848	AZL Van Kampen Growth and Income Fund	34,597,187
3,080,375	PIMCO PVIT CommodityRealReturn Strategy Portfolio	28,524,273
1,245,853	PIMCO PVIT Emerging Markets Bond Portfolio	16,856,389
3,803,194	PIMCO PVIT Global Bond Portfolio (Unhedged)	51,723,443
6,563,066	PIMCO PVIT High Yield Portfolio	51,716,964
5,279,757	PIMCO PVIT Real Return Portfolio	70,379,158
36,365,711	PIMCO PVIT Total Return Portfolio	404,023,051

Total Affiliated Investment Companies (Cost $1,509,814,503)		1,720,531,594

Unaffiliated Investment Company (0.1%):
2,375,050	Dreyfus Treasury Prime Cash Management, 0.00%(a)	2,375,050

Total Unaffiliated Investment Company (Cost $2,375,050)		2,375,050

Total Investment Securities (Cost $1,512,189,552)(b)—100.0%		1,722,906,644
Net other assets (liabilities) — 0.0%		(656,912)

Net Assets — 100.0%		$1,722,249,732

Percentages indicated are based on net assets as of March 31, 2011.

(a)	The rate represents the effective yield at March 31, 2011.

(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Growth Index Strategy Fund
Schedules of Portfolio Investments
March 31, 2011
(Unaudited)

		Fair
Shares		Value
Affiliated Investment Companies (99.6%):
12,119,061	AZL Enhanced Bond Index Fund	$127,734,903
6,673,152	AZL International Index Fund	96,427,046
3,206,773	AZL Mid Cap Index Fund	56,631,620
21,995,241	AZL S&P 500 Index Fund, Class 2	201,256,453
2,665,592	AZL Small Cap Stock Index Fund	28,388,553

Total Affiliated Investment Companies (Cost $451,201,370)		510,438,575

Unaffiliated Investment Company (0.3%):
1,567,023	Dreyfus Treasury Prime Cash Management, 0.00%(a)	1,567,023

Total Unaffiliated Investment Company (Cost $1,567,023)		1,567,023

Total Investment Securities (Cost $452,768,393)(b)—99.9%		512,005,598
Net other assets (liabilities) — 0.1%		395,561

Net Assets — 100.0%		$512,401,159

Percentages indicated are based on net assets as of March 31, 2011.

(a)	The rate represents the effective yield at March 31, 2011.

(b)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.
See Notes to the Schedules of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2011 (Unaudited)
1. Organization
The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of seven separate investment portfolios, the AZL Balanced Index Strategy Fund, the AZL Fusion Balanced Fund, the AZL Fusion Conservative Fund, the AZL Fusion Edge Fund, the AZL Fusion Growth Fund, the AZL Fusion Moderate Fund, and the AZL Growth Index Strategy Fund (individually a “Fund”, collectively, the “Funds”), each of which is a series of the Trust.
The Funds are “fund of funds,” which means that the Funds invest in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Funds will adjust their asset allocations they seek to achieve their investment objectives.
The Trust is authorized to issue an unlimited number of shares of the Funds without par value. Shares of the Funds are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of its Schedules of Portfolio Investments (“Schedules”). The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedules requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.
Security Valuation
The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.
Investment Transactions and Investment Income
Investment transactions are recorded no later than one business day following the trade date. For financial reporting purposes, securities transactions are recorded on trade date of the last business day of the reporting period.
3. Investment Valuation Summary
The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2011 (Unaudited)
•	Level 1—quoted prices in active markets for identical assets

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3— significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Investments in other investment companies are valued at their published net asset value. Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Investments in open-ended investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.
For the quarter ended March 31, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.
The following is a summary of the valuation inputs used as of March 31, 2011 in valuing the Funds’ investments based upon three levels defined above:
AZL Balanced Index Strategy Fund

	Level 1	Level 2		Total
Investment Securities:
Affiliated Investment Companies	$235,216,172	$—		$235,216,172
Unaffiliated Investment Company	234,157	—		234,157

Total Investment Securities	$235,450,329	$—		$235,450,329

AZL Fusion Balanced Fund

	Level 1	Level 2		Total
Investment Securities:
Affiliated Investment Companies	$862,601,656	$15,488,607	(1)	$878,090,263
Unaffiliated Investment Company	1,118,246	—		1,118,246

Total Investment Securities	$863,719,902	$15,488,607		$879,208,509

AZL Fusion Conservative Fund

	Level 1	Level 2		Total
Investment Securities:
Affiliated Investment Companies	$113,043,760	$—		$113,043,760
Unaffiliated Investment Company	334,591	—		334,591

Total Investment Securities	$113,378,351	$—		$113,378,351

AZL Fusion Edge Fund

	Level 1	Level 2		Total
Investment Securities:
Affiliated Investment Companies	$5,158,029	$212,905	(2)	$5,370,934
Unaffiliated Investment Company	68	—		68

Total Investment Securities	$5,158,097	$212,905		$5,371,002

AZL Fusion Growth Fund

	Level 1	Level 2		Total
Investment Securities:
Affiliated Investment Companies	$858,708,674	$24,272,861	(1)	$882,981,535
Unaffiliated Investment Company	3,275,377	—		3,275,377

Total Investment Securities	$861,984,051	$24,272,861		$886,256,912

AZL Fusion Moderate Fund

	Level 1	Level 2		Total
Investment Securities:
Affiliated Investment Companies	$1,685,709,177	$34,822,417	(1)	$1,720,531,594
Unaffiliated Investment Company	2,375,050	—		2,375,050

Total Investment Securities	$1,688,084,227	$34,822,417		$1,722,906,644

AZL Growth Index Strategy Fund

	Level 1	Level 2		Total
Investment Securities:
Affiliated Investment Companies	$510,438,575	$—		$510,438,575
Unaffiliated Investment Company	1,567,023	—		1,567,023

Total Investment Securities	$512,005,598	$—		$512,005,598

(1)	Consists of the holding AZL Strategic Investments Trust, listed under Affiliated Investment Companies on the Funds’ Schedules of Portfolio Investments.

(2)	Consists of the holding AZL Dynamic Investments Trust, listed under Affiliated Investment Companies on the Funds’ Schedules of Portfolio Investments.
The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Levels 1 and 2 as of March 31, 2011.
4. Federal Tax Information
At March 31, 2011, the cost and aggregate gross unrealized appreciation and depreciation of securities, for federal tax purposes were as follows:

		Gross Tax	Gross Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
AZL Balanced Index Strategy Fund	$208,307,221	$27,143,108	$—	$27,143,108
AZL Fusion Balanced Fund	786,976,615	105,247,573	(13,015,679)	92,231,894
AZL Fusion Conservative Fund	108,384,622	5,482,359	(488,630)	4,993,729
AZL Fusion Edge Fund	5,203,730	454,258	(286,986)	167,272
AZL Fusion Growth Fund	793,087,868	110,578,887	(17,409,843)	93,169,044
AZL Fusion Moderate Fund	1,540,907,511	209,323,224	(27,324,091)	181,999,133
AZL Growth Index Strategy Fund	452,857,668	59,147,930	—	59,147,930

Item 2.	Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Allianz Variable Insurance Products Fund of Funds Trust

By (Signature and Title)	/s/ Brian Muench Brian Muench, President

Date	May 20, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian Muench Brian Muench, President

Date	May 20, 2011

By (Signature and Title)	/s/ Ty Edwards Ty Edwards, Treasurer

Date	May 20, 2011